Note 5 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity securities	$ 2,435
Additions (see Note 7), non-current	1,202	$ 1,553
Unrealized (loss) gain for the year, non-current	(1,895)	332
Equity securities	$ 1,742	2,435
Equity securities, current		$ 550